Accounts receivable - Sensitivity of the Company's risk on final settlement (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($) T $ / T
Iron ore
Disclosure of financial assets [line items]
Thousand metric tons | T	22,228
Provisional price | $ / T	120.3
Change +	10.00%
Change -	10.00%
Effect on Revenue from increase in risk assumption	$ 267
Effect on Revenue from decrease in risk assumption	$ (267)
Iron ore Pellets
Disclosure of financial assets [line items]
Thousand metric tons | T	704
Provisional price | $ / T	187.1
Change +	10.00%
Change -	10.00%
Effect on Revenue from increase in risk assumption	$ 13
Effect on Revenue from decrease in risk assumption	$ (13)
Copper
Disclosure of financial assets [line items]
Thousand metric tons | T	104
Provisional price | $ / T	11,730.7
Change +	10.00%
Change -	10.00%
Effect on Revenue from increase in risk assumption	$ 122
Effect on Revenue from decrease in risk assumption	$ (122)